Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of cash flow statement [line items]
Dividends declared per share	$ 0.15	$ 0.15	$ 0.3	$ 0.3
DRIP percentage	3.00%	13.00%	4.00%	14.00%
Value of shares received as consideration for the disposal of long term equity investments	$ 48		$ 48
Retained Earnings [member]
Disclosure of cash flow statement [line items]
Dividends paid, common shares			136	$ 135
Dividends Paid in Cash [member]
Disclosure of cash flow statement [line items]
Dividends paid, common shares			131	117
Dividends Paid in DRIP [member]
Disclosure of cash flow statement [line items]
Dividends paid, common shares			$ 5	$ 18